Unaudited Interim Condensed Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Subscribed capital	Capital reserves	Other reserves Retained earnings Total other reserves	Other reserves Currency translation reserve Total other reserves	Total other reserves	Equity attributable to shareholders	Total
Balance at Dec. 31, 2023	€ 4	€ 225,007	€ (191,198)	€ 106	€ (191,092)	€ 33,919	€ 33,919
Result for the period			(45,159)		(45,159)	(45,159)	(45,159)
Other comprehensive income (loss)				(84)	(84)	(84)	(84)
Total comprehensive income (loss)			(45,159)	(84)	(45,243)	(45,243)	(45,243)
Exercise of warrants	0	7,145				7,145	7,145
Exercise of options	0	301				301	301
Stock compensation	0	2,006				2,006	2,006
Balance at Jun. 30, 2024	5	234,459	(236,357)	22	(236,335)	(1,872)	(1,872)
Balance at Dec. 31, 2024	5	245,298	(289,157)	1,044	(288,112)	(42,809)	(42,809)
Result for the period			(14,766)		(14,766)	(14,766)	(14,766)
Other comprehensive income (loss)			0	(115)	(115)	(115)	(115)
Total comprehensive income (loss)			(14,766)	(115)	(14,882)	(14,882)	(14,882)
Exercise of warrants	0	34,168				34,168	34,168
Exercise of options	0	316				316	316
Stock compensation	0	1,284				1,284	1,284
Conversion of shares	0	7,011				7,011	7,011
Balance at Jun. 30, 2025	€ 5	€ 288,077	€ (303,922)	€ 929	€ (302,994)	€ (14,912)	€ (14,912)